Supplement to the Current Prospectus

MFS(R) Government Securities Fund

Effective March 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                   All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
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Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                            R1      R2      R3      R4     R5
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Management Fee...................... 0.40%    0.40%   0.40%  0.40%   0.40%
Distribution and/or Service (12b-1)
Fees(1)............................. 1.00%    0.50%   0.50%  0.25%    N/A
Other Expenses(2)................... 0.23%    0.23%   0.23%  0.23%   0.23%
                                     -----    -----   -----  -----   -----
Total Annual Fund Operating
Expenses(2)......................... 1.63%    1.13%   1.13%  0.88%   0.63%
      Fee Reductions(3).............(0.10)%  (0.10)% (0.10)%(0.10)% (0.10)%
                                    -------  ------- -------------- -------
Net Expenses(2)..................... 1.53%    1.03%   1.03%  0.78%   0.53%

Effective March 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby deleted.


Effective March 1, 2008, the last two sentences in footnote (3) to the table in the sub-section entitled "Expense Table" are restated as follows:

   In addition, MFS has agreed in writing to bear the fund's expenses such that "Total Annual Fund Operating Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 0.80% annually for each of Class A and Class R4 shares, 1.55% annually for each of Class B, Class C, and Class R1 shares, 0.55% annually for each of Class I and Class R5 shares, 1.05% annually for each of Class R, Class R2, and Class R3 shares. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until modified by the fund's Board of Trustees.

Effective March 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $156     $498     $871    $1,918
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R2 Shares                                  $105     $342     $606    $1,359
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R3 Shares                                  $105     $342     $606    $1,359
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R4 Shares                                   $80     $264     $471    $1,069
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R5 Shares                                   $54     $185     $334      $770
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Effective March 1, 2008, after the paragraph in the sub-section entitled
"Investment Adviser" under the main heading "Management of the Fund" that begins, "The management fee set forth..." the following paragraph is added:

MFS has agreed in writing to bear the fund's expenses such that "Other Expenses" do not exceed 0.25% annually for each of Class A, Class B,

Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5 shares. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least June 30, 2008.

Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.

Effective January 1, 2008, the following sub-section entitled "Special Servicing Agreement" is added to the end of the section entitled "Management of the Fund":

Special Servicing Agreement

Under a Special Servicing Agreement among MFS, each MFS Fund-of-Funds and the fund, the fund may pay a portion of the transfer-agent-related expenses of each MFS Fund-of-Funds, including sub-accounting fees payable to financial intermediaries, to the extent that such payments are less than the amount of the benefits realized or expected to be realized by the fund from the investment in the fund by the MFS Fund-of-Funds.

Effective March 1, 2008, the table under the sub-section entitled, "Description of Share Classes - Distribution and Service Fees" is restated as follows, with respect to Class R1 shares only:

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Class              Maximum         Maximum Service       Maximum Total
                                                       Distribution and
               Distribution Fee          Fee              Service Fee
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Class R1            0.75%               0.25%                1.00%
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               The date of this supplement is March 1, 2008.